LOAN SERVICING (Tables)	12 Months Ended
Dec. 31, 2013
LOAN SERVICING [Abstract]
Mortgage Loans Serviced for Others
Mortgage loans serviced for others are not included in the accompanying Consolidated Balance Sheets. The unpaid principal balances of these loans are summarized as follows:

	At December 31,
	2013	2012
	(in thousands)
Mortgage loan servicing portfolios
FHLMC	$154	$235
FNMA	150,670	127,677
Other investors	10,717	8,294
	$161,541	$136,206